Trust specific information (Tables)	12 Months Ended
Dec. 31, 2023
Trust Specific Information
The reconciliation of bullion holdings for the years ended December 31, 2023 and 2022 is presented as follows:

The reconciliation of bullion holdings for the years ended December 31, 2023 and 2022 is presented as follows:

	December 31, 2023	December 31, 2022
	$	$
Balance at beginning of year	5,745,945	5,001,081
Purchases	198,628	806,723
Sales	(9,779)	(2,177)
Redemptions for physical bullion	(176,502)	—
Realized gains (losses) on sales and redemptions for physical bullion	36,901	324
Change in unrealized gains (losses)	711,174	(60,006)
Balance at end of year	6,506,367	5,745,945